Carillon Scout Mid Cap Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Aerospace & Defense - 4.2%
ATI, Inc. (a)	573,435	$46,643,203
BWX Technologies, Inc.	104,863	19,333,591
Howmet Aerospace, Inc.	75,531	14,821,448
L3Harris Technologies, Inc.	83,696	25,561,596
Textron, Inc.	349,733	29,548,941
		135,908,779

Automobile Components - 1.5%
Aptiv PLC (a)	549,268	47,357,887

Automobiles - 0.3%
Thor Industries, Inc.	96,037	9,958,077

Banks - 4.7%
Citizens Financial Group, Inc.	1,046,003	55,605,519
First Horizon Corp.	2,541,594	57,465,440
Huntington Bancshares, Inc.	2,304,502	39,798,750
		152,869,709

Beverages - 1.6%
Coca-Cola Consolidated, Inc.	223,967	26,239,974
Monster Beverage Corp. (a)	380,010	25,578,473
		51,818,447

Biotechnology - 0.8%
Neurocrine Biosciences, Inc. (a)	176,576	24,787,739

Broadline Retail - 1.3%
Coupang, Inc. (a)	1,339,751	43,139,982

Building Products - 1.4%
Carlisle Cos, Inc.	35,124	11,554,391
Carrier Global Corp.	245,902	14,680,349
Owens Corning	137,377	19,433,351
		45,668,091

Capital Markets - 4.6%
Blue Owl Capital, Inc. - Class A	1,609,508	27,248,970
Cboe Global Markets, Inc.	124,119	30,440,185
Coinbase Global, Inc. - Class A (a)	50,887	17,173,854
Evercore, Inc. - Class A	124,373	41,953,500
Robinhood Markets, Inc. - Class A (a)	85,909	12,300,450
StepStone Group, Inc. - Class A	313,715	20,488,727
		149,605,686

Chemicals - 2.4%
Corteva, Inc.	243,471	16,465,944
DuPont de Nemours, Inc.	322,020	25,085,358
The Mosaic Co.	988,350	34,275,978
		75,827,280

Commercial Services & Supplies - 1.5%
Clean Harbors, Inc. (a)	65,841	15,289,597
RB Global, Inc.	290,538	31,482,698
		46,772,295

Communications Equipment - 0.8%
Ciena Corp. (a)	179,416	26,135,529

Construction & Engineering - 1.3%
Quanta Services, Inc.	100,750	41,752,815

Construction Materials - 1.9%
Eagle Materials, Inc.	87,580	20,409,643
Martin Marietta Materials, Inc.	65,931	41,554,991
		61,964,634

Consumer Staples Distribution & Retail - 1.9%
Casey's General Stores, Inc.	106,145	60,005,891

Distributors - 0.5%
LKQ Corp.	483,524	14,766,823

Electric Utilities - 2.5%
Evergy, Inc.	675,958	51,386,327
PPL Corp.	782,811	29,089,257
		80,475,584

Electrical Equipment - 2.3%
AMETEK, Inc.	93,472	17,572,736
GE Vernova, Inc.	31,765	19,532,299
Hubbell, Inc.	43,929	18,903,088
Vertiv Holdings Co. - Class A	121,135	18,274,426
		74,282,549

Electronic Equipment, Instruments & Components - 1.2%
Celestica, Inc. (a)	91,506	22,545,248
Keysight Technologies, Inc. (a)	85,230	14,908,432
		37,453,680

Entertainment - 2.1%
Live Nation Entertainment, Inc. (a)	63,866	10,435,704
Take-Two Interactive Software, Inc. (a)	86,936	22,460,785
TKO Group Holdings, Inc.	174,389	35,219,603
		68,116,092

Financial Services - 1.9%
Corebridge Financial, Inc.	808,060	25,898,323
Jack Henry & Associates, Inc.	63,038	9,388,249
Rocket Cos., Inc. - Class A (b)	703,180	13,627,628
Shift4 Payments, Inc. - Class A (a)(b)	158,196	12,244,371
		61,158,571

Food Products - 1.8%
JBS NV - Class A (a)	1,924,521	28,733,099
The Hershey Co.	151,827	28,399,240
		57,132,339

Gas Utilities - 1.6%
Atmos Energy Corp.	292,515	49,946,936

Ground Transportation - 0.9%
U-Haul Holding Co.	270,368	13,761,731
XPO, Inc. (a)	109,598	14,167,734
		27,929,465

Health Care Equipment & Supplies - 3.4%
GE HealthCare Technologies, Inc.	497,228	37,341,823
Penumbra, Inc. (a)	63,439	16,070,367
Solventum Corp. (a)	351,926	25,690,598
Zimmer Biomet Holdings, Inc.	311,717	30,704,125
		109,806,913

Health Care Providers & Services - 4.7%
Cencora, Inc.	152,829	47,763,647
Encompass Health Corp.	383,910	48,764,248
Henry Schein, Inc. (a)	314,894	20,899,515
Quest Diagnostics, Inc.	173,000	32,970,340
		150,397,750

Health Care REITs - 0.8%
Ventas, Inc.	352,773	24,690,582

Hotels, Restaurants & Leisure - 3.0%
Boyd Gaming Corp.	375,544	32,465,779
DraftKings, Inc. - Class A (a)	217,280	8,126,272
Las Vegas Sands Corp.	461,132	24,804,290
Life Time Group Holdings, Inc. (a)	715,977	19,760,965
Viking Holdings Ltd. (a)	185,767	11,547,277
		96,704,583

Household Durables - 1.9%
D.R. Horton, Inc.	153,798	26,064,147
SharkNinja, Inc. (a)	332,631	34,310,888
		60,375,035

Household Products - 0.5%
Church & Dwight Co., Inc.	198,981	17,436,705

Industrial REITs - 2.1%
EastGroup Properties, Inc.	125,988	21,324,729
STAG Industrial, Inc.	1,279,566	45,155,884
		66,480,613

Insurance - 3.0%
Arch Capital Group Ltd.	132,999	12,066,999
Axis Capital Holdings Ltd.	236,227	22,630,547
Selective Insurance Group, Inc.	98,592	7,992,853
The Allstate Corp.	73,741	15,828,506
White Mountains Insurance Group Ltd.	9,881	16,516,289
Willis Towers Watson PLC	59,227	20,459,967
		95,495,161

IT Services - 2.8%
Cloudflare, Inc. - Class A (a)	148,592	31,886,357
CoreWeave, Inc. - Class A (a)	131,439	17,987,427
MongoDB, Inc. (a)	128,730	39,955,218
		89,829,002

Leisure Products - 1.0%
Brunswick Corp.	521,249	32,963,787

Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	315,618	40,509,570

Machinery - 2.4%
Oshkosh Corp.	118,535	15,373,990
Parker-Hannifin Corp.	43,488	32,970,427
Xylem, Inc.	200,882	29,630,095
		77,974,512

Media - 0.5%
Omnicom Group, Inc.	205,076	16,719,846

Metals & Mining - 1.5%
Agnico Eagle Mines Ltd.	150,782	25,415,814
Alamos Gold, Inc. - Class A	631,808	22,024,827
		47,440,641

Mortgage REITs - 0.6%
AGNC Investment Corp. (b)	1,930,955	18,904,049

Multi-Utilities - 2.4%
CenterPoint Energy, Inc.	1,274,862	49,464,645
WEC Energy Group, Inc.	250,030	28,650,938
		78,115,583

Office REITs - 0.4%
Cousins Properties, Inc.	495,185	14,330,654

Oil, Gas & Consumable Fuels - 4.8%
EQT Corp.	793,965	43,215,515
Marathon Petroleum Corp.	282,625	54,473,143
Viper Energy, Inc. - Class A	1,523,061	58,211,391
		155,900,049

Passenger Airlines - 1.1%
Delta Air Lines, Inc.	637,652	36,186,751

Real Estate Management & Development - 0.4%
CoStar Group, Inc. (a)	135,838	11,460,652

Residential REITs - 1.0%
Mid-America Apartment Communities, Inc.	152,326	21,284,512
UDR, Inc.	327,266	12,193,931
		33,478,443

Retail REITs - 1.6%
Agree Realty Corp.	718,416	51,036,273

Semiconductors & Semiconductor Equipment - 4.3%
Allegro MicroSystems, Inc. (a)	849,640	24,809,488
Entegris, Inc.	185,094	17,113,791
MACOM Technology Solutions Holdings, Inc. (a)	151,235	18,827,245
Monolithic Power Systems, Inc.	29,795	27,430,469
Rambus, Inc. (a)	272,959	28,442,328
Teradyne, Inc.	168,818	23,236,109
		139,859,430

Software - 2.4%
AppLovin Corp. - Class A (a)	38,798	27,877,915
Clearwater Analytics Holdings, Inc. - Class A (a)	1,311,525	23,633,680
ServiceTitan, Inc. - Class A (a)	255,938	25,806,229
		77,317,824

Specialized REITs - 0.5%
Digital Realty Trust, Inc.	100,776	17,422,155

Specialty Retail - 3.7%
Bath & Body Works, Inc.	609,750	15,707,160
Boot Barn Holdings, Inc. (a)	143,882	23,844,125
Carvana Co. (a)	54,643	20,613,525
Murphy USA, Inc.	82,272	31,942,927
Ross Stores, Inc.	182,747	27,848,815
		119,956,552

Trading Companies & Distributors - 2.3%
FTAI Aviation Ltd.	189,217	31,572,749
United Rentals, Inc.	44,726	42,698,123
		74,270,872
TOTAL COMMON STOCKS (Cost $2,360,338,878)		3,199,898,867

SHORT-TERM INVESTMENTS - 1.3%	Shares	Value
Money Market Funds – 1.3% First American Government Obligations Fund - Class X, 4.05%(c)	41,476,507	41,476,507
TOTAL SHORT-TERM INVESTMENTS (Cost $41,476,507)		41,476,507

TOTAL INVESTMENTS - 100.7% (Cost $2,401,815,385)		3,241,375,374
Liabilities in Excess of Other Assets - (0.7)%		(21,236,270)
TOTAL NET ASSETS - 100.0%		$3,220,139,104
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The total market value of these securities was $39,334,893 which represented 1.2% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025. Investment made with cash collateral received for securities on loan.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Carillon Scout Mid Cap Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,199,898,867	$–	$–	$3,199,898,867
Money Market Funds	41,476,507	–	–	41,476,507
Total Investments	$3,241,375,374	$–	$–	$3,241,375,374

Refer to the Schedule of Investments for further disaggregation of investment categories.